Subsequent Events (Details) - USD ($)					12 Months Ended
	Nov. 16, 2021	Apr. 30, 2021	Feb. 01, 2021	Dec. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 09, 2021
Subsequent Event [Line Items]
Business combination total consideration transferred				$ 6,639,000	$ 47,067,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					$ 357,000
Shares Granted, Shares, Share-based Payment Arrangement, Forfeited					0	0
Two Thousand And Twenty One Term Loan [Member]
Subsequent Event [Line Items]
Proceeds from issuance of long term debt		$ 172,000,000
Debt instrument face value		172,000,000
New Credit Agreement [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity		50,000,000					$ 50,000,000
New Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Debt instrument face value		$ 125,000,000					125,000,000
Subsequent Event | Summit Tooling And Summit Plastics LLC [Member]
Subsequent Event [Line Items]
Business combination voting interests acquired			100.00%
Business combination total consideration transferred			$ 10,990,000
Subsequent Event | Centex Machine and Welding Inc And Laser Manufacturing inc [Member]
Subsequent Event [Line Items]
Business combination voting interests acquired		100.00%
Business combination total consideration transferred		$ 18,839,000
Subsequent Event | Sureshot Precision LLC [Member]
Subsequent Event [Line Items]
Business combination voting interests acquired		100.00%
Business combination total consideration transferred		$ 12,542,000
Subsequent Event | Precision Process Corporation [Member]
Subsequent Event [Line Items]
Business combination voting interests acquired		100.00%
Business combination total consideration transferred		$ 24,135,000
Subsequent Event | Two Thousand And Twenty One Term Loan [Member]
Subsequent Event [Line Items]
Proceeds from issuance of long term debt		172,000,000
Debt instrument face value		$ 172,000,000
Subsequent Event | Delayed Draw Term Loan [Member] | Summit Tooling And Summit Plastics LLC [Member] | Two Thousand And Twenty Amended Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds from issuance of long term debt			$ 5,500,000
Subsequent Event | New Credit Agreement [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity							50,000,000
Subsequent Event | New Credit Agreement [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Debt instrument face value							$ 125,000,000
Subsequent Event | Business Combination Agreement [Member] | Fathom Digital Manufacturing Corporation [Member]
Subsequent Event [Line Items]
Shares Granted, Shares, Share-based Payment Arrangement, Forfeited	2,587,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,000
Business Acquisition, Share Price	$ 10,000
Business acquisition equity interest issued or issuable increase in number of shares issued	1,293,750
Subsequent Event | Business Combination Agreement [Member] | Fathom Digital Manufacturing Corporation [Member] | Maximum
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	$ 313,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	25,000,000
Business Combination, Separately Recognized Transactions, Liabilities Recognized	22,000,000
Subsequent Event | Business Combination Agreement [Member] | Fathom Digital Manufacturing Corporation [Member] | Minimum
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross	90,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	10,000,000
Business Combination, Separately Recognized Transactions, Liabilities Recognized	$ 20,000,000